Long-Term Debt - Schedule of Cumulative Maturities of Long-Term Obligations (Details) (10-K) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2020	$ 963,450	$ 1,010,570
2021	963,450	1,010,570
2022	963,450	1,010,570
2023	963,450	1,010,570
2024		1,010,570
Thereafter	4,832,419	4,228,674
Long-term debt total	$ 9,160,714	$ 9,281,525	$ 1,711,681